Summary of Significant Accounting Policies - Schedule of Lease Cost (Detail) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating lease cost	¥ 122,427	$ 17,586
Cost of revenues and operating expenses [Member]
Operating lease cost	128,507	18,459
Cost of other leases with terms less than one year	¥ 38,229	$ 5,491